STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

February 29, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.6%
Automobiles & Components - 2.1%
Dorman Products	19,449	[a,b]	1,179,387
Fox Factory Holding	38,668	[a,b]	2,451,551
Gentex	26,944		719,405
LCI Industries	35,906		3,466,724
Visteon	20,321	[a,b]	1,321,678
Winnebago Industries	24,166		1,253,974
			10,392,719
Banks - 2.8%
Axos Financial	121,777	[b]	3,033,465
Bank OZK	49,575		1,258,709
Central Pacific Financial	24,280		580,778
Columbia Banking System	16,762		556,498
Essent Group	6,804		296,927
Federal Agricultural Mortgage, Cl. C	12,517		939,526
First Commonwealth Financial	37,499		442,488
First Financial Bankshares	39,687		1,140,604
First Foundation	24,176		349,948
National Bank Holdings, Cl. A	23,560		720,700
Pacific Premier Bancorp	43,860	[a]	1,132,904
Pennymac Financial Services	20,541	[a]	724,276
Seacoast Banking Corp. of Florida	42,806	[b]	1,065,869
Texas Capital Bancshares	28,212	[b]	1,328,221
Walker & Dunlop	11,491		745,191
			14,316,104
Capital Goods - 11.1%
AAON	36,836	[a]	2,026,348
Advanced Drainage Systems	21,917		917,446
AECOM	16,955	[b]	761,958
AeroVironment	12,872	[b]	661,492
Albany International, Cl. A	9,592		614,559
Ameresco, Cl. A	36,354	[a,b]	819,419
Arcosa	19,085		819,892
Armstrong World Industries	35,569		3,562,235
Atkore International Group	24,967	[b]	921,532
Axon Enterprise	10,943	[b]	846,660
Barnes Group	24,800		1,331,760
BMC Stock Holdings	23,156	[b]	568,017
Builders FirstSource	38,921	[b]	883,896
Chart Industries	33,844	[b]	1,926,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Capital Goods - 11.1% (continued)
Cubic	13,739	[a]	747,951
Donaldson	38,655		1,742,567
Encore Wire	14,596		714,766
ESCO Technologies	21,375		1,943,415
Generac Holdings	24,428	[a,b]	2,515,839
Gibraltar Industries	14,946	[b]	757,314
H&E Equipment Services	29,987		712,491
Kornit Digital	36,248	[b]	1,444,483
Kratos Defense & Security Solutions	69,312	[a,b]	1,127,013
Masonite International	59,031	[b]	4,338,779
Mercury Systems	14,487	[b]	1,064,215
Moog, Cl. A	11,747		905,929
MSC Industrial Direct, Cl. A	8,596		531,405
Parsons	21,045	[b]	822,649
PGT Innovations	89,067	[b]	1,351,146
Plug Power	219,451	[a,b]	952,417
Proto Labs	16,035	[b]	1,405,307
RBC Bearings	17,140	[b]	2,934,197
SiteOne Landscape Supply	46,717	[a,b]	4,636,663
Sunrun	41,534	[a,b]	803,268
Terex	30,383		668,730
The Middleby	5,039	[a,b]	563,411
Trex	48,046	[a,b]	4,595,600
Universal Forest Products	15,406		721,925
Vicor	8,791	[b]	380,123
Virgin Galactic Holdings	26,472	[b]	651,211
			55,694,428
Commercial & Professional Services - 4.3%
Brady, Cl. A	21,759		1,030,071
Casella Waste Systems, Cl. A	16,329	[b]	791,140
CBIZ	47,419	[b]	1,234,791
Cimpress	20,437	[a,b]	2,379,071
Clean Harbors	7,408	[b]	515,004
Deluxe	20,659		687,945
Exponent	70,032		5,157,857
Franklin Covey	21,554	[b]	677,873
FTI Consulting	7,840	[b]	882,706
Huron Consulting Group	12,836	[b]	761,688
IAA	17,192		734,442
ICF International	7,472		567,723
McGrath RentCorp	24,849		1,725,763
Tetra Tech	22,667		1,833,080
The Brink's Company	17,572		1,375,712

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Commercial & Professional Services - 4.3% (continued)
Willdan Group	45,544	[a,b]	1,400,478
			21,755,344
Consumer Durables & Apparel - 2.2%
Acushnet Holdings	23,975		610,164
Callaway Golf	77,629	[a]	1,318,140
Clarus	32,698	[a]	377,989
Deckers Outdoor	15,119	[b]	2,627,682
Helen of Troy	5,116	[b]	842,094
Installed Building Products	8,095	[b]	534,675
KB Home	49,282		1,606,101
Kontoor Brands	6,847	[a]	231,018
LGI Homes	9,972	[b]	751,390
Skyline Champion	41,718	[b]	1,062,975
Tempur Sealy International	6,941	[b]	518,840
TopBuild	4,857	[b]	490,557
			10,971,625
Consumer Services - 5.6%
BJ‘s Restaurants	5,555		183,037
Bright Horizons Family Solutions	24,111	[b]	3,789,044
Century Casinos	137,483	[b]	959,631
Chegg	16,742	[a,b]	656,454
Churchill Downs	7,274	[a]	913,905
Dave & Buster's Entertainment	83,446	[a]	2,754,552
Eldorado Resorts	30,028	[a,b]	1,506,805
Frontdoor	20,073	[b]	851,095
Grand Canyon Education	7,720	[b]	622,850
Kura Sushi USA, Cl. A	7,150	[b]	133,062
Monarch Casino & Resort	15,133	[b]	715,488
Papa John's International	48,787	[a]	2,810,619
Penn National Gaming	24,193	[b]	715,387
Planet Fitness, Cl. A	21,459	[b]	1,448,268
Strategic Education	26,040		3,837,775
Texas Roadhouse	30,498		1,714,598
The Cheesecake Factory	36,694	[a]	1,307,407
Vail Resorts	10,266		2,182,654
Wingstop	11,647		983,589
			28,086,220
Diversified Financials - .7%
Ares Management, Cl. A	25,546		883,636
Cannae Holdings	22,329	[b]	832,648
Hercules Capital	68,381		902,629
PRA Group	10,875	[b]	422,168
Victory Capital Holdings, Cl. A	34,838	[a]	688,747
			3,729,828

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Energy - .2%
Apergy	24,574	[a,b]	457,076
Oceaneering International	52,218	[b]	550,378
			1,007,454
Food & Staples Retailing - .3%
Grocery Outlet Holding	14,195	[a,b]	449,272
The Chefs' Warehouse	40,137	[b]	1,228,995
			1,678,267
Food, Beverage & Tobacco - 2.0%
Darling Ingredients	33,278	[b]	855,245
Freshpet	50,331	[b]	3,344,998
J&J Snack Foods	14,453	[a]	2,324,331
The Simply Good Foods Company	164,431	[b]	3,627,348
			10,151,922
Health Care Equipment & Services - 11.1%
Addus HomeCare	20,900	[b]	1,594,043
Alphatec Holdings	96,969	[b]	567,269
Amedisys	6,485	[b]	1,128,455
AMN Healthcare Services	33,218	[b]	2,444,845
AtriCure	20,409	[b]	784,114
Cantel Medical	25,912	[a]	1,635,047
Globus Medical, Cl. A	34,397	[b]	1,555,776
Guardant Health	5,003	[a,b]	435,061
HealthEquity	27,276	[b]	1,936,323
HealthStream	38,180	[b]	928,538
Heska	8,910	[a,b]	850,638
Inspire Medical Systems	27,211	[b]	2,336,608
Insulet	3,831	[a,b]	727,775
LeMaitre Vascular	33,763	[a]	962,246
LHC Group	29,430	[b]	3,574,567
Livongo Health	16,071	[a,b]	401,936
Masimo	23,997	[b]	3,919,430
Neogen	30,751	[b]	1,868,123
Nevro	8,584	[b]	1,117,208
Novocure	11,799	[a,b]	858,377
Omnicell	50,522	[b]	4,116,027
Penumbra	7,985	[a,b]	1,324,392
PetIQ	45,502	[a,b]	1,415,112
Phreesia	45,847	[b]	1,423,091
Premier, Cl. A	111,280	[b]	3,274,970
RadNet	36,839	[b]	752,621
Select Medical Holdings	42,560	[b]	1,018,886
Silk Road Medical	14,700	[a,b]	585,795
STAAR Surgical	49,707	[a,b]	1,559,806
Tabula Rasa HealthCare	32,468	[a,b]	1,823,728

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Health Care Equipment & Services - 11.1% (continued)
Tactile Systems Technology	47,210	[a,b]	2,379,856
Tandem Diabetes Care	28,096	[b]	2,097,648
Teladoc Health	22,857	[a,b]	2,856,211
Vocera Communications	72,692	[b]	1,772,958
			56,027,480
Household & Personal Products - 1.0%
Inter Parfums	22,923		1,376,756
Medifast	31,314	[a]	2,602,507
WD-40	6,976		1,203,290
			5,182,553
Insurance - 2.1%
eHealth	24,597	[a,b]	2,886,458
Horace Mann Educators	16,118		627,474
Kinsale Captial Group	36,356	[a]	4,416,163
Palomar Holdings	41,630	[b]	2,115,220
ProAssurance	22,835		619,970
			10,665,285
Materials - 1.9%
Balchem	21,252		2,007,464
Carpenter Technology	22,847		839,627
Graphic Packaging Holding	47,235		638,617
Ingevity	43,126	[b]	1,942,395
Livent	68,378	[a,b]	610,616
Materion	8,533		386,886
Neenah	12,550		725,014
Sensient Technologies	20,159	[a]	991,420
The Scotts Miracle-Gro Company	6,747		715,115
U.S. Concrete	19,532	[b]	524,239
			9,381,393
Media & Entertainment - 1.8%
Cardlytics	20,603	[a,b]	1,635,672
Criteo, ADR	80,522	[b]	1,020,214
EverQuote, Cl. A	27,878	[a,b]	1,132,404
Nexstar Media Group, Cl. A	6,775	[a]	778,990
Scholastic	26,651		855,231
The New York Times Company, Cl. A	30,069	[a]	1,126,385
World Wrestling Entertainment, Cl. A	57,456	[a]	2,687,217
			9,236,113
Pharmaceuticals Biotechnology & Life Sciences - 13.7%
Acceleron Pharma	10,543	[b]	905,960
Aerie Pharmaceuticals	79,702	[a,b]	1,394,785
Aimmune Therapeutics	41,949	[a,b]	998,806
Akebia Therapeutics	75,838	[b]	672,683
Aprea Therapeutics	17,066	[a,b]	585,364

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 13.7% (continued)
argenx, ADR	4,180	[a,b]	590,968
Axsome Therapeutics	7,339	[a,b]	572,442
Biohaven Pharmaceutical Holding	17,119	[b]	755,975
BioSpecifics Technologies	20,011	[b]	1,104,407
Bio-Techne	14,070		2,657,682
CareDx	75,186	[a,b]	1,752,586
Castle Biosciences	20,595	[a,b]	616,614
Charles River Laboratories International	5,351	[b]	832,455
ChemoCentryx	16,267	[b]	727,948
Codexis	58,394	[a,b]	680,290
Collegium Pharmaceutical	60,720	[a,b]	1,442,100
CRISPR Therapeutics	4,579	[a,b]	244,748
Deciphera Pharmaceuticals	9,605	[b]	511,370
Eidos Therapeutics	11,381	[a,b]	575,651
Emergent BioSolutions	44,806	[b]	2,629,216
Epizyme	35,278	[a,b]	756,008
Esperion Therapeutics	10,543	[a,b]	532,316
Exact Sciences	4,647	[a,b]	376,175
Fate Therapeutics	30,096	[a,b]	878,803
Forty Seven	17,744	[b]	1,029,152
Global Blood Therapeutics	36,539	[a,b]	2,337,034
GW Pharmaceuticals, ADR	9,601	[b]	982,278
Halozyme Therapeutics	67,319	[b]	1,317,433
Horizon Therapeutics	64,367	[b]	2,202,639
Immunomedics	109,536	[a,b]	1,752,576
Insmed	48,830	[b]	1,215,867
Iovance Biotherapeutics	90,217	[a,b]	2,969,042
Karuna Therapeutics	8,653	[b]	755,061
Krystal Biotech	20,909	[a,b]	1,117,586
Ligand Pharmaceuticals	33,269	[a,b]	3,113,979
Medpace Holdings	11,405	[b]	1,025,766
Momenta Pharmaceuticals	26,749	[b]	756,729
MyoKardia	19,013	[b]	1,205,234
Myriad Genetics	12,536	[a,b]	220,884
NanoString Technologies	22,890	[b]	816,257
Natera	27,554	[b]	1,044,434
Nektar Therapeutics	43,029	[a,b]	895,433
NeoGenomics	132,599	[a,b]	3,756,530
Optinose	71,583	[a,b]	433,077
Pacira Biosciences	30,093	[b]	1,305,434
Portola Pharmaceuticals	43,016	[a,b]	434,892
Prestige Consumer Healthcare	43,734	[a,b]	1,633,902
Principia Biopharma	12,610	[b]	814,102

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 13.7% (continued)
Puma Biotechnology	29,459	[b]	316,832
Reata Pharmaceuticals, Cl. A	16,560	[a,b]	3,225,060
Repligen	31,594	[b]	2,704,447
Revance Therapeutics	56,318	[a,b]	1,302,072
Sarepta Therapeutics	3,968	[a,b]	454,217
Supernus Pharmaceuticals	59,595	[b]	1,072,114
Syneos Health	13,274	[b]	840,908
Turning Point Therapeutics	9,928	[a,b]	492,131
Twist Bioscience	2,754	[b]	84,327
uniQure	7,057	[b]	363,153
Veracyte	36,046	[a,b]	889,976
Vericel	40,660	[b]	627,790
Zogenix	23,594	[b]	591,738
			68,895,438
Real Estate - 2.1%
Americold Realty Trust	16,949	[c]	519,826
Hannon Armstrong Sustainable Infrastructure Capital	25,307	[a,c]	859,173
Marcus & Millichap	20,086	[a,b]	641,949
Monmouth Real Estate Investment	67,584	[c]	959,693
Physicians Realty Trust	29,030	[c]	547,506
QTS Realty Trust, Cl. A	50,641	[a,c]	2,844,505
RE/MAX Holdings, Cl. A	31,749		925,483
Redfin	37,434	[b]	1,012,964
Retail Opportunity Investments	56,026	[c]	840,390
Terreno Realty	28,041	[c]	1,538,610
			10,690,099
Retailing - 2.9%
Boot Barn Holdings	16,042	[a,b]	492,008
Etsy	44,229	[b]	2,556,879
Floor & Decor Holdings, Cl. A	11,453	[b]	584,676
Lithia Motors, Cl. A	7,064		841,746
Ollie's Bargain Outlet Holdings	29,216	[a,b]	1,486,218
Points International	36,210	[b]	573,566
Pool	17,080		3,603,196
RH	4,333	[a,b]	786,006
Shutterstock	55,629	[a]	2,143,942
The Buckle	29,123	[a]	659,053
The Rubicon Project	80,529	[b]	914,004
			14,641,294
Semiconductors & Semiconductor Equipment - 5.6%
ACM Research, Cl. A	17,252	[a,b]	602,957
Advanced Energy Industries	17,487	[b]	1,040,039

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Semiconductors & Semiconductor Equipment - 5.6% (continued)
Brooks Automation	22,664		782,135
CEVA	98,340	[b]	2,793,839
Cirrus Logic	9,320	[b]	639,725
Cypress Semiconductor	43,661		1,008,133
Enphase Energy	22,148	[a,b]	1,084,588
Entegris	14,095		751,545
FormFactor	26,085	[b]	583,521
Inphi	57,094	[b]	4,262,638
Lattice Semiconductor	96,937	[b]	1,740,019
MKS Instruments	5,199	[a]	520,888
Monolithic Power Systems	27,643		4,385,285
ON Semiconductor	64,462	[b]	1,202,861
Power Integrations	19,365	[a]	1,685,723
Rambus	51,153	[b]	715,119
Semtech	74,432	[b]	2,939,320
Synaptics	12,470	[a,b]	823,644
Ultra Clean Holdings	26,924	[b]	562,981
			28,124,960
Software & Services - 16.3%
ACI Worldwide	129,085	[b]	3,597,599
Alarm.com Holdings	43,967	[a,b]	2,121,408
Alteryx, Cl. A	4,278	[a,b]	597,294
AppFolio, Cl. A	11,313	[a,b]	1,391,160
Appian	21,803	[a,b]	962,602
Aspen Technology	1,109	[b]	118,120
Avalara	18,511	[b]	1,568,807
Bill.Com Holdings	13,287	[a,b]	754,170
Blackbaud	23,952	[a]	1,623,946
BlackLine	47,778	[a,b]	2,989,469
Bottomline Technologies	38,668	[b]	1,712,219
CACI International, Cl. A	11,748	[b]	2,878,495
Cerence	19,244		417,787
Cloudflare	34,015	[b]	724,520
Cornerstone OnDemand	34,859	[b]	1,430,265
Coupa Software	2,543	[b]	380,814
Dynatrace	26,828	[a,b]	866,544
Elastic	11,986	[a,b]	885,286
Envestnet	35,628	[b]	2,689,201
Euronet Worldwide	7,937	[b]	984,505
Everbridge	33,308	[a,b]	3,519,323
Evo Payments, Cl. A	62,906	[b]	1,590,264
ExlService Holdings	29,018	[b]	2,166,194
Fair Isaac	9,892	[b]	3,719,689

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Software & Services - 16.3% (continued)
Five9	62,610	[b]	4,572,408
j2 Global	35,988	[a,b]	3,142,832
KBR	23,639		613,668
LivePerson	68,575	[a,b]	1,814,494
ManTech International, Cl. A	8,759		656,049
MAXIMUS	34,013		2,143,499
Medallia	16,701	[a,b]	414,352
MiX Telematics, ADR	41,307		548,144
Model N	22,096	[b]	640,784
Nuance Communications	48,637	[b]	1,051,532
Paycom Software	5,665	[b]	1,601,212
Paylocity Holding	6,872	[b]	890,061
Pegasystems	9,069		820,745
Perficient	15,946	[b]	653,308
Q2 Holdings	22,346	[a,b]	1,684,218
Smartsheet, Cl. A	13,577	[a,b]	628,615
Sprout Social	34,251	[b]	673,032
Switch, Cl. A	25,701		368,552
The Descartes Systems Group	73,752	[b]	3,047,432
The Trade Desk, Cl. A	13,927	[a,b]	4,000,531
Tyler Technologies	7,436	[b]	2,330,071
Upland Software	10,695	[a,b]	416,142
Varonis Systems	11,329	[b]	908,812
Wix.com	29,789	[a,b]	3,992,620
WNS Holdings, ADR	62,256	[b]	4,098,935
Workiva	23,475	[b]	1,003,322
			82,405,051
Technology Hardware & Equipment - 2.4%
CalAmp	58,218	[b]	560,057
ePlus	22,662	[b]	1,716,873
Infinera	111,531	[b]	758,411
Insight Enterprises	14,632	[b]	806,077
Itron	9,488	[b]	719,570
Ituran Location and Control	13,945		319,201
Knowles	70,004	[b]	1,163,466
Lumentum Holdings	11,283	[b]	878,043
Novanta	17,111	[b]	1,526,472
Radware	15,854	[b]	360,203
Rogers	8,977	[b]	1,041,332
SYNNEX	6,145		768,309
Viavi Solutions	127,309	[b]	1,679,205
			12,297,219
Telecommunication Services - .9%
Boingo Wireless	209,629	[b]	2,655,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.6% (continued)
Telecommunication Services - .9% (continued)
Cogent Communications Holdings		13,740		1,003,157
Iridium Communications		24,154	[b]	653,849
				4,313,005
Transportation - 2.1%
Allegiant Travel		13,796	[a]	1,869,910
Copa Holdings, Cl. A		6,361		528,854
Echo Global Logistics		74,242	[b]	1,369,765
Hub Group, Cl. A		17,240	[b]	797,005
Marten Transport		123,926		2,421,514
SkyWest		19,917		904,232
TFI International		24,012		745,573
XPO Logistics		26,303	[a,b]	1,945,633
				10,582,486
Utilities - .4%
SJW Group		14,414		881,849
Sunnova Energy International		52,579	[b]	909,617
				1,791,466
Total Common Stocks (cost $388,651,218)				482,017,753
	1-Day Yield (%)
Investment Companies - 5.0%
Registered Investment Companies - 5.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $25,223,772)	1.59	25,223,772	[d]	25,223,772

Investment of Cash Collateral for Securities Loaned - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,741,126)	1.59	12,741,126	[d]	12,741,126
Total Investments (cost $426,616,116)		103.1%		519,982,651
Liabilities, Less Cash and Receivables		(3.1%)		(15,847,615)
Net Assets		100.0%		504,135,036

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At February 29, 2020, the value of the fund’s securities on loan was $134,209,791 and the value of the collateral was $138,043,708, consisting of cash collateral of $12,741,126 and U.S. Government & Agency securities valued at $125,302,582.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	482,017,753	-	-	482,017,753
Investment Companies	37,964,898	-	-	37,964,898

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

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purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the

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contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2020, accumulated net unrealized appreciation on investments was $93,366,535, consisting of $118,335,924 gross unrealized appreciation and $24,969,389 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.